Going Concern (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Going Concern [Abstract]
Net loss	$ (149,562)	$ (643,047)
Accumulated deficit	$ (477,490)		$ (1,224,575)